Short-Term Promissory Notes and Unsecured Loans	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Short-Term Promissory Notes and Unsecured Loans

NOTE 7 – Short-Term Promissory Notes and Unsecured Loan

Short-Term Promissory Notes

The Company issued short-term unsecured and interest-free promissory notes (the "Short-Term Notes") for aggregate gross proceeds of $253,000 in August 2017 which included free standing equity warrants. The Short-Term Notes were subsequently amended in November 2017 to extend the maturity date and increase the number of shares of Common Stock issuable upon exercise of the related warrants. The Short-Term Notes were also amended in March 2018 to become convertible, include new interest payment provisions and new conversion features and to provide for the issuance of a replacement warrant (the "Replacement Warrant") and an additional warrant (the "Additional Warrant") described more fully below. During the three and six months ended March 31, 2018, interest on the principal was $1,124.

Effective July 2, 2018, the Company entered into debt conversion agreements with each Short-Term Note subscriber to (i) convert the outstanding principal and accrued and unpaid interest (the "Outstanding Balance") under the Short-Term Notes into shares of the Company's common stock based on the Outstanding Balance divided by $1.80 per share (the "Short-Term Note Conversion Shares"); (ii) cancel and extinguish the Short-Term Notes; and (iii) amend and restate the Replacement Warrants and Additional Warrants, as described more fully below, to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share. As consideration for the early conversion of the Short-Term Notes, the Company issued each subscriber a new warrant (the "Short-Term Note Payment Warrants"), exercisable for up to the number of shares of common stock equal to the number of Short-Term Note Conversion Shares received by such subscriber; at a per share exercise price of $1.80 per share. The Short-Term Note Payment Warrants became exercisable commencing on July 2, 2018, and expire on November 21, 2021.

Prior to the debt conversion agreements, the November 2017 amendment resulted in a substantial modification to the original Short-Term Notes whereby additional warrant coverage was added and the maturity date of the Short-Term Notes was extended. The Company recorded the November 2017 Short-Term Note amendment under the provisions of extinguishment accounting. A loss on note extinguishments in the accompanying condensed consolidated statements of operations for the six months ended March 31, 2018 was recorded in the amount of $144,577, which represented the difference between the face value of the Short-Term Notes over the combined carrying values of the Short-Term Notes and warrants on the date of the amendment. The fair value increase of the Short-Term Notes and the warrants as amended over its adjusted carrying value at the time of the amendment was $117,280 which was recorded as additional paid-in capital. During the three and six months ended March 31, 2018, interest related to amortization of discounts associated with the separation of the equity warrants and issuance costs amounted to zero and $21,627, respectively.

The March 2018 amendment also resulted in a substantial modification to the Short-Term Notes whereby additional conversion features and warrant coverage were added. The Company recorded the Short-Term Note amendment under the provisions of extinguishment accounting. A loss on Short-Term Notes extinguishment in the accompanying condensed consolidated statements of operations for the six months ended March 31, 2018 was recorded in the amount of $186,220, which represented the difference between the carrying value of the Short-Term Notes over the combined fair values of the Short-Term Notes, premium conversion derivative, Replacement Warrant and Additional Warrants on the date of the amendment. The fair value decrease of the Short-Term Notes (inclusive of principal and interest, non-bifurcated embedded conversion feature and the Additional Warrants) relative to its adjusted carrying value at the time of the amendment was $1,170 which was recorded as a reduction to additional paid-in capital on the accompanying condensed balance sheets.

The March 2018 amendment of the Short-Term Notes contained a 125% conversion premium in the event that a Short Term Note Qualified Financing occurred at a price under $2.25 per common share. The Company determined that the redemption feature under the Short-Term Notes qualified as an embedded derivative and was reflected as a liability in the amount of $49,668 at the time of the March 2018 amendment with a corresponding offset to extinguishment loss described above. Subsequent to the amendment, the embedded derivative was accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with the Short-Term Notes in the condensed consolidated statements of operations for an expense of $43 for the three and six months ended March 31, 2018.

In addition, the March 2018 amendment provided for the issuance of Replacement Warrants that were deemed to be free-standing instruments and were accounted for as a liability given the variable number of shares issuable in connection with a possible change of control conversion event. The Company recorded an initial liability of $137,722 upon issuance of the Replacement Warrants with an offset to extinguishment loss as described above. The fair value changes of the warrant liability associated with the Short-Term Notes are recorded at each reporting date in the condensed consolidated statements of operations which amounted to a benefit of $(2,370) for the three and six months ended March 31, 2018. A Monte Carlo simulation model was used to estimate the aggregate fair value of the Replacement Warrants as of March 31, 2018. Input assumptions used were as follows: a risk-free interest rate of 2.45%; expected volatility of 50%; expected life of 3.64 years; and expected dividend yield of 0%. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

As noted above, the Short-Term Notes were converted into shares of common stock and were not outstanding during the three and six month period ended March 31, 2019.

Unsecured Loans

In December 2018, the Company received gross proceeds from an unsecured loan represented by one promissory note in the amount of $100,000 from a stockholder owning over 5% of the Company's common stock. The loan is interest free and requires that the Company repay the principal in full on the earlier of the closing of an equity round of financing of the Company resulting in more than $5 million in gross proceeds or December 12, 2019.

In November 2018, the Company received cash gross proceeds from unsecured loans represented by two promissory notes in the amounts of $45,000 and $100,000 from a stockholder owning or affiliated with stockholders owning over 5% of the Company's common stock. The loans are interest free and require that the Company repay the principal in full on the earlier of the closing of an equity round of financing of the Company resulting in more than $5 million in gross proceeds or November 14, 2019. In the second quarter of 2019, $100,000 of principal was repaid to one of the promissory note holders.

On May 17, 2018, the Company received cash proceeds of $168,000 from unsecured loans, represented by two promissory notes from a stockholder owning or affiliated with stockholders owning over 5% of the Company's common stock. The loans are interest free and require that the Company repay the principal in full on the earlier to occur of (i) May 17, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $5 million in gross proceeds. The loans include customary events of default provisions. In the second quarter of 2019, $84,000 of principal was repaid to one of the promissory note holders.

On March 20, 2018, the Company received cash proceeds from an unsecured loan, represented by a promissory note, for $115,000 from a stockholder owning over 5% of the Company's common stock. The loan was interest free and the Company repaid the principal in full in the second quarter of 2019 as required on the earlier to occur of (i) March 20, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $3 million in gross proceeds. The loan included customary events of default provisions.

NOTE 7 - Short-Term Promissory Notes and Unsecured Loans

	As of September 30, 2018	As of December 31, 2017
Short-term promissory notes	$—	$253,000
Unsecured loans	$283,000	$—

Short-Term Promissory Notes

The Company issued short-term unsecured and interest-free promissory notes (the "Short-Term Notes") for aggregate gross proceeds of $253,000 in August 2017 which included free standing equity warrants. The Short-Term Notes were subsequently amended in November 2017 and March 2018 to become convertible, extend the maturity date and include additional warrant coverage, new interest payment provisions and new conversion features described more fully below. Effective July 2, 2018, the Company entered into debt conversion agreements (the "Short-Term Note Conversion Agreements") with each Short-Term Note subscriber to (i) convert the outstanding principal and accrued and unpaid interest (the "Outstanding Balance") under the Short-Term Notes into shares of the Company's common stock based on the Outstanding Balance divided by $1.80 per share (the "Short-Term Note Conversion Shares"); (ii) cancel and extinguish the Short-Term Notes; and (iii) amend and restate the Replacement Warrants and Additional Warrants, as described more fully below, to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share. As consideration for the early conversion of the Short-Term Notes, the Company issued each subscriber a new warrant (the "Short-Term Note Payment Warrants"), exercisable for up to the number of shares of common stock equal to the number of Short-Term Note Conversion Shares received by such subscriber; at a per share exercise price of $1.80 per share. The Short-Term Note Payment Warrants became exercisable commencing on July 2, 2018, and expire on November 21, 2021.

Pursuant to the Short-Term Note Conversion Agreements, $259,297 of the outstanding principal and interest of the Short-Term Notes was converted into 144,053 shares of common stock with an additional 477,856 shares issuable upon exercise of the Replacement Warrants, Additional Warrants and Short-Term Payment Warrants. The conversion of the Short Term Notes was accounted for as an extinguishment. The difference in the carrying value of the Short-Term Notes coupled with the fair value of the underlying Replacement Warrants and Additional Warrants on the date of extinguishment relative to the higher fair value of the underlying common stock and collective Replacement Warrants, Additional Warrants and new Short-Term Payment Warrants issued was $148,787. The $148,787 differential was recorded as a loss on note extinguishments in the accompanying consolidated statements of operations during the nine month transition period ended September 30, 2018.

The Replacement Warrants, Additional Warrants and Short-Term Note Payment Warrants were deemed to be free-standing equity instruments upon execution of the July 2, 2018 Short-Term Note Conversion Agreements. All of the warrant terms became fixed and have identical provisions. Due to the previously granted warrants now having fixed terms, the warrant liability value of $148,053 was reclassified to equity. The warrants associated with the Short-Term Notes became immediately exercisable on July 2, 2018 and expire November 21, 2021. The Black-Scholes model was used to determine the July 2, 2018 fair value of the warrants associated with the Short-Term Warrants. Input assumptions used were as follows: a risk-free interest rate of 2.65 percent; expected volatility of 49.8% percent; expected life of 3.39 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

Activity Prior to the July 2, 2018 Cancellation, Extinguishment and Conversion of the Short-Term Notes

In August 2017, the Company's Board of Directors (the "Board") authorized, and the Company issued the Short-Term Notes for aggregate gross proceeds of $253,000 prior to issuance costs of $3,030 which were discounted from the Short-Term Notes and were amortized ratably to interest expense over the original term of the Short-Term Notes up though November 2017. For the year ended December 31, 2017, discount amortization charged to interest expense related to the issuance costs was $1,748 through the November 30, 2017 amendment date as discussed further below.

On November 30, 2017, the Short-Term Notes were amended to extend the maturity date from February 18, 2018 to July 31, 2018 and to increase warrant coverage to 189,750 common stock purchase warrants (as amended, the "Original Warrants"). The Original Warrants had a term of 5 years and an exercise price of $1.80 and would have been immediately exercisable upon maturity of the Short-Term Notes prior to the November 30, 2017 amendment.

The November 30, 2017 amendment resulted in a substantial modification to the Short-Term Notes and was accounted for under the provisions of extinguishment accounting. A loss on note extinguishments in the accompanying statements of operations for the year ended December 31, 2017 was recorded in the amount of $144,577, which represented the difference between the face value of the Short-Term Notes over the combined carrying values of the Short-Term Notes and warrants on the date of the amendment. The fair value increase of the Short-Term Notes and the warrants as amended over its adjusted carrying value at the time of the amendment was $117,280 which was recorded as additional paid-in capital.

Prior to the November 30, 2017 amendment, the holders were to receive 126,500 common stock purchase warrants upon maturity. A portion of the proceeds from the Short-Term Notes upon issuance was allocated to the original warrants based on their relative fair value to the underlying Short-Term Notes in the amount of $61,496 and was recorded in additional paid-in capital in the accompanying consolidated balance sheets and was discounted from the Short-Term Notes and was being amortized to interest expense ratably over the term of the Short-Term Notes which amounted to $35,479 during the year ended December 31, 2017. The fair value of the warrants was based on the Black-Scholes method with the following assumptions: a risk-free interest rate of 2.1 percent; expected volatility of 47.8 percent; expected life of 5.7 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

The Short-Term Notes were subsequently amended and restated on March 12, 2018 (the "Amended and Restated Short-Term Notes"). The Amended and Restated Short-Term Notes became convertible promissory notes that had interest assessed at a fixed rate of 8% per annum and would have required the Company to repay the principal and accrued and unpaid interest thereon on the maturity date of July 31, 2018 (the "Short-Term Note Maturity Date"). Pursuant to the terms of each Amended and Restated Short-Term Note and a consent signed by the Company and each holder, the Original Warrants under the Short-Term Notes were modified whereby each subscriber received a replacement warrant (the "Replacement Warrants") upon the issuance of the Amended and Restated Short-Term Note, in lieu of the Original Warrant. In addition, each holder was issued an additional warrant (the "Additional Warrants").

Replacement Warrants

Each Replacement Warrant issued on March 12, 2018 granted the holder the option to purchase up to the number of shares of capital stock of the Company equal to the New Round Stock issued or issuable upon the conversion of the Amended and Restated Short-Term Note held by such holder at a per share exercise price equal to either (i) the actual per share price of New Round Stock if the Amended and Restated Short-Term Notes converted in connection with a Short-Term Note Qualified Financing or (ii) the price at which the Amended and Restated Short-Term Notes converted in connection with a change of control transaction. The Replacement Warrants were exercisable commencing on the Conversion Date and would have expired on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Replacement Warrants were subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.

The Replacement Warrants were deemed to be free-standing instruments and were accounted for as a liability given the variable number of shares issuable in connection with a possible change of control conversion event. The Company recorded an initial liability of $137,722 upon issuance with an offset to extinguishment loss described further below. The fair value changes of the warrant liability associated with the Amended and Restated Short-Term Notes were recorded at each reporting date in the consolidated statements of operations which amounted to an expense of $10,330 for the nine month transition period ended September 30, 2018. A Monte Carlo simulation model was used to estimate the aggregate fair value of the Replacement Warrants immediately prior to the July 2, 2018 Short-Term Note Conversion Agreement amendment. Input assumptions used were as follows: a risk-free interest rate of 2.65 percent; expected volatility of 50 percent; expected life of 3.39 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

Additional Warrants

Each Additional Warrant issued on March 12, 2018 granted the holder the option to purchase up to the number of shares of capital stock of the Company equal to the product obtained by multiplying (i) the outstanding principal amount of the Amended and Restated Short-Term Note held by such holder and (ii) 0.75; at a per share exercise price of $1.80. The Additional Warrants were exercisable commencing on the Conversion Date and would have expired on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Additional Warrants were subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.

The Additional Warrants were deemed to be free-standing instruments and were accounted for as equity as there were no variable terms. 189,750 shares of common stock were issuable upon exercise of the Additional Warrants as of the March 12, 2018 amendment date with terms that largely paralleled the provisions of the Original Warrants except that the Additional Warrants were exercisable on the Conversion Date as opposed to the Short-Term Note Maturity Date and the expiration date was moved up to November 21, 2021 from July 31, 2023. The fair value differential between the Original Warrants and the Additional Warrants was a reduction of $22,624. The fair value change was recorded as a reduction to additional paid-in capital in the accompanying condensed balance sheets and was included as part of the extinguishment loss discussed further below.

Premium Conversion Derivative

Upon the March 2018 amendment, the Amended and Restated Short-Term Notes contained a 125% conversion premium in the event that a Short Term Note Qualified Financing occurred at a price under $2.25 per share. The Company determined that the redemption feature under the Short-Term Notes qualified as an embedded derivative and was reflected as a liability in the amount of $49,668 at the time of the March 12, 2018 amendment with a corresponding offset to extinguishment loss which is described further below. Subsequent to the amendment, the embedded derivative was accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with the Short-Term Notes in the consolidated statements of operations for a benefit of $(49,668) for the nine month transition period ended September 30, 2018.

Other

The March 2018 amendment resulted in a substantial modification to the Short-Term Notes whereby additional conversion features and warrant coverage were added. The Company recorded the Short-Term Note amendment under the provisions of extinguishment accounting. A loss on note extinguishments in the accompanying consolidated statements of operations for the nine month transition period ended September 30, 2018 was recorded in the amount of $186,220, which represented the difference between the carrying value of the Short-Term Notes and Original Warrants over the combined fair values of the Short-Term Notes, premium conversion derivative, Replacement Warrant and Additional Warrants on the date of the amendment. The fair value decrease of the Short-Term Notes (inclusive of principal and interest, non-bifurcated embedded conversion feature and the Additional Warrants) relative to its adjusted carrying value at the time of the amendment was $1,170 which was recorded as a reduction to additional paid-in capital on the accompanying consolidated balance sheets.

Unsecured Loans

In May 17, 2018, the Company received cash proceeds of $168,000 from unsecured loans, represented by two promissory notes from existing stockholders of the Company. The loans are interest free and require that the Company repay the principal in full on the earlier to occur of (i) May 17, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $5 million in gross proceeds. The loans include customary events of default provisions.

On March 20, 2018, the Company received cash proceeds from an unsecured loan, represented by a promissory note, for $115,000 from an existing stockholder. The loan is interest free and requires that the Company repay the principal in full on the earlier to occur of (i) March 20, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $3 million in gross proceeds. The loan includes customary events of default provisions.